ACQUISITIONS - Asset Purchase - Development Land (Details) $ in Thousands		12 Months Ended
	Nov. 01, 2018 CAD ($) a	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about business combination
Development land		$ 1,225
West Jefferson, Ohio
Disclosure of detailed information about business combination
Area of development land (in acres) | a	12.9
Development land	$ 1,200